Revenue (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Mining Revenue [Line Items]
Gold income	$ 2,144	$ 2,090	$ 4,388
By-products	42	65	113
Revenue from product sales	2,186	2,155	4,501
Spot market sales
Mining Revenue [Line Items]
Gold income	2,053	2,090	4,388
Concentrate sales (1)
Mining Revenue [Line Items]
Gold income	$ 91	$ 0	$ 0